Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation – The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, including normal and recurring adjustments, which the Company considers necessary for the fair presentation of financial information. The results of operations and comprehensive loss for the three and six months ended June 30, 2017 and June 30, 2016, are not necessarily indicative of expected results for the full fiscal year or any other period.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation – The condensed consolidated financial statements include the accounts of the Company and Volution Immuno Pharmaceuticals SA, a private Swiss company, (“Volution”), its wholly-owned subsidiary.

All intercompany transactions have been eliminated.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency – The functional currency of the Company is U.S. dollars as that is the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. Dollars. The Company translated its non-U.S. operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains (losses).

Use of Estimates, Policy [Policy Text Block]
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, equity, revenue, expenses and related disclosure of contingent assets and liabilities. Management’s estimates and judgments include assumptions used in the evaluation of impairment and useful lives of intangible assets (patents), accrued liabilities, deferred income taxes, liabilities related to stock options and warrants, stock-based compensation and various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from those estimates under different assumptions or conditions.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements – The carrying amounts of financial instruments, including cash and cash equivalents, short-term investments, restricted cash, accounts payable and accrued liabilities approximate fair value due to their short-term maturities.

The Company’s liabilities related to options and warrants relate to equity and debt financing rounds and options related to RPC Pharma Limited (“RPC”), Akari’s majority shareholder, and are recognized on the balance sheet at their fair value, with changes in the fair value accounted for in the Statements of Comprehensive Loss and included in changes in fair value of option/warrant liabilities.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents – The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of June 30, 2017 and December 31, 2016.

Investment, Policy [Policy Text Block]	Short-term investments – Short-term investments consist of certificates of deposit that are expected to be converted into cash within one year.

Restricted deposit [Policy Text Block]	Restricted cash – Restricted cash is collateral for a letter of credit related to the Company’s office lease.

Prepaid Expenses and Other Current Assets [Policy Text Block]	Prepaid Expenses and Other Current Assets – Prepaid expenses and other current assets consist principally of VAT receivables and prepaid expenses.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net – Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Depreciation expense for the three and six months ended June 30, 2017 and 2016 was $10,952 and $9,418 and $21,044 and $17,257, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets – The Company reviews all long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of assets to be held or used is measured by comparison of the carrying value of the asset to the future undiscounted net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment recognized is measured by the amount by which the carrying value of the asset exceeds the discounted future cash flows expected to be generated by the asset.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Patent Acquisition Costs – Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is 22 years. The Company expenses costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. Amortization of patent acquisition costs for the three and six months ended June 30, 2017 and 2016 was $762 and $773 and $1,509 and $1,528, respectively.

Accrued Expenses [Policy Text Block]
Accrued Expenses – As part of the process of preparing the Condensed Consolidated Financial Statements, it requires the estimate of accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s Condensed Consolidated Financial Statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical and clinical trials and professional service fees. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. In the event that the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, our reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to our judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expenses – Costs associated with research and development are expensed as incurred. Research and development expenses include, among other costs, personnel expenses, costs incurred by outside laboratories, manufacturers’ and other accredited facilities in connection with clinical trials and preclinical studies. Research and development expense for the three and six months ended June 30, 2017 and 2016 was $3,782,185 and $5,443,105 and $9,784,884 and $6,942,648, respectively. The Company accounts for research and development tax credits at the time its realization becomes probable.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation Expense – Stock-based compensation expense is recorded using the fair-value based method for all awards granted. Compensation costs for stock options and awards is recorded in earnings (loss) over the requisite service period based on the fair value of those options and awards. For employees, fair value is estimated at the grant date and for non-employees fair value is re-measured at each reporting date as required by ASC 718, “Compensation-Stock Compensation,” and ASC 505-50, “Equity-Based Payments to Non-Employees.” Fair values of awards granted under the share option plans are estimated using a Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables. The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at that time. The Company charges (or credits) the change in the liability amount from one balance sheet date to another to changes in fair value of option/warrant liabilities.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk – Financial instruments that subject the Company to credit risk consist of cash and cash equivalents. The Company maintains cash and cash equivalents with well-capitalized financial institutions. At times, those amounts may exceed insured limits. The Company has no significant concentrations of credit risk.

Income Tax, Policy [Policy Text Block]
Income Taxes – The Company accounts for income taxes in accordance with the accounting rules that require an asset and liability approach to accounting for income taxes based upon the future expected values of the related assets and liabilities. Deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and for tax loss and credit carry forwards, and are measured using the expected tax rates estimated to be in effect when such basis differences reverse. Valuation allowances are established, if necessary, to reduce the deferred tax asset to the amount that will, more likely than not, be realized.  The Company has recorded a full valuation allowance on its deferred tax assets as of June 30, 2017 and December 31, 2016.

Income Tax Uncertainties, Policy [Policy Text Block]
Uncertain Tax Positions – The Company follows the provisions of ASC 740 “Accounting for Uncertainty in Income Taxes”, which prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under ASC 740 “Accounting for Uncertainty in Income Taxes,” an entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. Interest and penalties related to uncertain tax positions are recognized as income tax expense. As of June 30, 2017 and December 31, 2016, the Company had no uncertain tax positions.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Loss – Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheet at June 30, 2017:

Balance January 1, 2017	$(280,097)

Net current period foreign currency translation loss	(93,730)

Balance June 30, 2017	$(373,827)

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements – In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. On July 9, 2015, the FASB voted to defer the effective date by one year to December 15, 2017 for interim and annual reporting periods beginning after that date.  Early adoption of ASU 2014-09 is permitted but not before the original effective date (annual periods beginning after December 15, 2016). When effective, ASU 2014-09 prescribes either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients; or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures).  The Company does not believe the adoption of this standard will have a material impact on its financial position, results of operations or related financial statement disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASU 2016-02”). ASU 2016-02 establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of its pending adoption of the new standard on the Consolidated Financial Statements.